Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Mar. 31, 2022	Mar. 31, 2021
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 7,156	¥ 6,552
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,916	1,715
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,368	1,888
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,151	2,329
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 721	¥ 620

[1]	Other than above, there were ¥299 billion and ¥331 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2021 and 2022, respectively. These securities are primarily Japanese government, agency and municipal securities.